PGIM Laddered S&P 500 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Long-Term Investments 99.6%
Affiliated Exchange-Traded Funds
PGIM US Large-Cap Buffer 12 ETF - January*	78,998	$2,319,129
PGIM US Large-Cap Buffer 12 ETF - February*	80,129	2,294,093
PGIM US Large-Cap Buffer 12 ETF - March*	82,090	2,342,758
PGIM US Large-Cap Buffer 12 ETF - April*	83,643	2,353,187
PGIM US Large-Cap Buffer 12 ETF - May*	81,989	2,318,362
PGIM US Large-Cap Buffer 12 ETF - June*	84,570	2,330,352
PGIM US Large-Cap Buffer 12 ETF - July*	84,246	2,327,717
PGIM US Large-Cap Buffer 12 ETF - August*	84,162	2,322,930
PGIM US Large-Cap Buffer 12 ETF - September*	84,357	2,306,557
PGIM US Large-Cap Buffer 12 ETF - October*	84,673	2,312,267
PGIM US Large-Cap Buffer 12 ETF - November*	84,869	2,346,543
PGIM US Large-Cap Buffer 12 ETF - December*	84,552	2,287,072

Total Long-Term Investments (cost $26,159,326)		27,860,967

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $107,257)	107,257	107,257

TOTAL INVESTMENTS 100.0% (cost $26,266,583)(wa)		27,968,224
Other assets in excess of liabilities 0.0%		390

Net Assets 100.0%		$27,968,614

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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